Equity - Dividends and Allocation of Net Income (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
	Dec. 01, 2025	Aug. 13, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allocation of net income
Net income for the year attributable to shareholders of Ultrapar			R$ 2,453,853	R$ 2,362,740	R$ 2,439,795
Legal reserve (5% of the profit)			(122,692)	(118,137)	(121,990)
Adjusted net income (basis for dividends)			2,331,161	2,244,603	2,317,805
Minimum mandatory dividends for the year (25% of the adjusted net income)			582,790	561,151	579,451
Interim dividends already distributed (R$ 0.30 per share in 2025, R$ 0.25 per share in 2024 and 2023)		R$ (326,005)	(326,005)	(275,971)	(273,798)
Interim dividends already distributed (R$ 1.00 per share)	R$ (1,087,308)		(1,087,308)	0	0
Additional minimum mandatory dividends recognised			830,523	208,121	134,031
Dividends payable			0	493,301	439,684
Allocation of dividends
Minimum mandatory dividends for the year (25% of the adjusted net income)			582,790	561,151	579,451
Additional minimum mandatory dividends recognised			830,523	208,121	134,031
Total amount of dividends distributed			1,413,313	769,272	713,482
Legal reserve (5% of the profit)			122,692	118,137	121,990
Statutory reserve			917,848	1,475,331	1,604,323
Minimum mandatory dividends for the year (25% of the adjusted net income)			582,790	561,151	579,451
Additional minimum mandatory dividends recognised			830,523	208,121	134,031
Total distribution of net income for the year attributable to shareholders of Ultrapar			2,453,853	2,362,740	2,439,795
Complementary minimum mandatory dividends for the year (25% of the adjusted net income (-) interim dividends)			R$ 830,523	R$ 208,121	R$ 134,031